OTHER DEFERRED LIABILITIES - Narrative (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of recognised finance lease as assets by lessee [line items]
Other liabilities	$ 12,772	$ 28,192	$ 50,937
Operated Facilities | Cost
Disclosure of recognised finance lease as assets by lessee [line items]
Recognised finance lease as assets	15,300	15,300	15,300
Operated Facilities | Accumulated depreciation
Disclosure of recognised finance lease as assets by lessee [line items]
Recognised finance lease as assets	5,000	4,400	3,700
Onerous Contracts
Disclosure of recognised finance lease as assets by lessee [line items]
Other liabilities	$ 5,362	$ 0	$ 0